Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
INCOME TAXES

NOTE 12:- INCOME TAXES

a.	Composition:

	Year ended December 31
	2018	2017	2016
	NIS in thousands

For previous year	(5,245)	7,000	-

b.	Principle tax laws applicable the major Group companies in their country of residence:

1.	Israel:

a)	Corporate tax rate applicable to companies in Israel in 2018 is 23% (in 2017 was 24% and in 2016 - 25%).

b)	As from January 1, 2003, certain statutory provisions came into force and effect, concerning, among other things, the tax reform in Israel in respect of the following:

1)	(a) Taxation of profits of foreign companies considered as Controlled Foreign Companies (“CFC”), if all the following conditions are met: (i) its shares or its rights on it are not listed in a stock exchange, however if they are partly listed, then less than 30% of the shares or of the rights of the company were offered to the public (ii) majority of revenues thereof are passive, as same is defined by law, or majority of profits thereof derive from passive revenues; (iii) the tax rate applying to the passive profits thereof in their country of residence does not exceed 20%; and (iv) more than 50% of the means of control therein are held, directly or indirectly, by Israeli residents. In accordance with the statutory provisions, a controlling shareholder in those companies having unpaid profits, as defined by law, is deemed to have been distributed as a dividend representing its respective share in such profits (“Deemed Dividend”).

1)	(b) Taxation of a dividend received in Israel, out of profits generated or accrued abroad, as well as a dividend originating abroad.

A Deemed Dividend and/or the distribution of dividends, as stated, will be subject to a tax rate of 25%, less withholding taxes which would have been paid abroad in respect of such dividend, had it in fact been distributed. Each Israeli resident company has the right to elect, at its sole discretion, to be assessed according to the Israeli corporate tax rate less taxes payable abroad in respect of these profits (including under certain circumstances taxes payable by a company held by the distributing company), as the case may be.

2)	Capital gain from the realization of assets which were acquired subsequent to January 1, 2003 will be taxed at a rate of 25%. Capital gain for assets which were acquired before January 1, 2003, will be taxed at a rate of 25% for the portion of the gain relating to the period subsequent to this date up to the realization date and corporate tax rate for the portion of the gain relating to the period from the acquisition date up to January 1, 2003.

3)	Method of loss offsetting - regarding business losses, capital losses, passive losses, marketable securities losses and CFC losses.

c)	Effective tax rate:

The following is reconciliation between the income tax expenses computed on the pretax income at the ordinary tax rates applicable for the Company (“the theoretical tax”) and the tax amount included in the consolidated statement of operations:

	Year ended December 31
	2018	2017	2016
	NIS in thousands

Profit (loss) before income taxes	60,464	(101,882)	(120,243)
Israeli company’s statutory tax rate (%)	23	24	25

The theoretical tax	13,907	(24,452)	(30,061)
Differences in tax burden in respect of:
Exempt income, net of unrecognized expenses	1,303	214	611
Prior-year losses for which deferred taxes had not previously been recorded, including utilization	-		(115)
Losses and other timing differences for which deferred taxes had not been recorded	(15,392)	17,640	15,232
The effect of different measurement principles applied for the financial statements and those applied for income tax purposes (including exchange differences)	202	5,959	329
Differences in tax rates on income of foreign subsidiaries	(20)	(3,466)	(421)
The Group’s share in results of associated companies	-	4,850	14,407
Taxes for prior years	(5,245)	7,027
Other differences, net	-	(772)	18

	(5,245)	7,000	-

2.	The Group did not record deferred tax assets in respect of the following items:

	December 31
	2018	2017
	NIS in thousands

Timing differences - income and expenses	821	1,429
Carry forward tax losses and deductions	179,700	156,180

	180,521	157,609

c.	Final tax assessments:

The Company and certain Israeli subsidiaries have tax assessments that are considered final until 2010 and for the year 2012.Certain foreign group companies have received final tax assessments while others have not been assessed since incorporation.